Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended	0 Months Ended			12 Months Ended
	Dec. 31, 2013	Feb. 08, 2014	Jul. 27, 2013	Jun. 05, 2013	Dec. 31, 2014
Schedule of Significant Accounting Policies [Line Items]
Excess of amount of mezzanine-classified non-controlling interest in 7Road over purchase price	$ 2,409,000
Three new employee incentive plans [Member]
Schedule of Significant Accounting Policies [Line Items]
Plan terms		10 years
Compensation expense		32,200,000
Two of three plans [Member]
Schedule of Significant Accounting Policies [Line Items]
Maximum percentage of Company's annual adjusted net profits distributed to employee		10.00%
Third employee incentive plan [Member]
Schedule of Significant Accounting Policies [Line Items]
Maximum percentage of Company's annual adjusted net profits distributed to employee		20.00%
Share Repurchase Program [Member] | ADS [Member]
Schedule of Significant Accounting Policies [Line Items]
Authorized amount of share repurchase program			100,000,000
Period in force of share repurchase program			2 years
7Road [Member]
Schedule of Significant Accounting Policies [Line Items]
Put option expiration year					2014
Excess of amount of mezzanine-classified non-controlling interest in 7Road over purchase price				$ 2,400,000